Summary of Significant Accounting Policies (Details 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Customer-Related [Member]
Amortization Basis	Straight-line basis	Straight-line basis
Customer-Related [Member] | Minimum [Member]
Expected Life (years)	5 years	5 years
Customer-Related [Member] | Maximum [Member]
Expected Life (years)	15 years	15 years
Marketing-Related [Member]
Amortization Basis	Straight-line basis	Straight-line basis
Expected Life (years)	5 years	5 years